Vanguard® U.S. Momentum Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (2.7%)
	Southern Copper Corp.	41,239	8,614
	CF Industries Holdings Inc.	28,758	3,739
	Carpenter Technology Corp.	7,524	3,585
*	Century Aluminum Co.	51,394	2,352
	Timken Co.	19,201	2,313
*	Perimeter Solutions Inc.	74,295	2,266
	Materion Corp.	9,569	2,259
	Nucor Corp.	8,850	2,209
*	NWPX Infrastructure Inc.	19,960	2,194
[1]	Aura Minerals Inc.	24,710	2,065
*	Constellium SE	72,695	1,921
	Tronox Holdings plc	362,488	1,918
*	RBC Bearings Inc.	3,582	1,770
	Kaiser Aluminum Corp.	11,048	1,754
*	Compass Minerals International Inc.	63,710	1,584
	Hexcel Corp.	16,247	1,506
	SSR Mining Inc. (XTSE)	29,233	1,099
*	Alto Ingredients Inc.	274,032	1,085
*	LSB Industries Inc.	98,399	1,050
	Mueller Industries Inc.	15,073	941
*	Ingevity Corp.	13,060	905
	Anglogold Ashanti plc (XNYS)	7,795	876
*	Almonty Industries Inc.	47,113	839
	Steel Dynamics Inc.	3,531	821
	Reliance Inc.	2,100	806
*	Rayonier Advanced Materials Inc.	85,357	733
*	McEwen Mining Inc.	21,115	426
*	Idaho Strategic Resources Inc.	27	1
*	US Antimony Corp.	17	—
*	Hycroft Mining Holding Corp. Class A	2	—
*	Vista Gold Corp.	66	—
			51,631
Consumer Discretionary (7.4%)
	Ross Stores Inc.	52,394	11,974
	Marriott International Inc. Class A	18,714	6,396
	General Motors Co.	60,040	5,183
	Delta Air Lines Inc.	65,924	5,142
*	Madison Square Garden Sports Corp.	12,542	4,825
	Murphy USA Inc.	8,235	4,244
	Tapestry Inc.	34,017	4,197
	BorgWarner Inc. (XNYS)	60,043	3,852
*	Victoria's Secret & Co.	44,556	3,806
*	Five Below Inc.	14,980	3,698
	Garrett Motion Inc.	133,888	3,608
	Southwest Airlines Co.	92,291	3,556
	Hilton Worldwide Holdings Inc.	10,636	3,364
	eBay Inc.	32,346	3,350
	Macy's Inc.	149,897	3,292
*,1	Unusual Machines Inc.	137,716	3,260
*	Viking Holdings Ltd.	34,312	2,956
	Super Group SGHC Ltd.	203,684	2,758
*	Sphere Entertainment Co.	17,664	2,408
	Entravision Communications Corp. Class A	283,535	2,265
*	Lincoln Educational Services Corp.	89,781	2,259
	Lear Corp.	17,677	2,209
	Ralph Lauren Corp.	6,106	2,118
	PriceSmart Inc.	12,365	2,102
*	Rush Street Interactive Inc.	79,634	2,051
	Gold.com Inc.	44,769	2,013

		Shares	Market Value ($000)
	Scholastic Corp.	50,384	1,935
*	Lindblad Expeditions Holdings Inc.	71,825	1,908
*	Lionsgate Studios Corp.	166,117	1,882
*	American Public Education Inc.	40,855	1,865
	Sirius XM Holdings Inc.	66,100	1,862
*	Life Time Group Holdings Inc.	43,400	1,824
	Acushnet Holdings Corp.	20,868	1,803
	John Wiley & Sons Inc. Class A	34,300	1,797
	Penske Automotive Group Inc.	7,460	1,616
*	Callaway Golf Co.	102,192	1,605
*	Madison Square Garden Entertainment Corp.	20,591	1,600
*	USA TODAY Co. Inc.	246,651	1,551
*	Citi Trends Inc.	21,316	1,451
	Target Corp.	8,684	1,397
*	Eastman Kodak Co.	153,541	1,379
*,1	XMAX Inc.	137,228	1,231
*	Stagwell Inc.	135,771	1,178
*	Allegiant Travel Co.	15,410	1,172
*	MGM Resorts International	27,539	1,139
	Aramark	20,183	1,137
*	BJ's Restaurants Inc.	17,113	1,088
	Cinemark Holdings Inc.	28,000	997
	Phinia Inc.	13,410	918
	Arko Corp.	191,046	871
	Ermenegildo Zegna NV	55,698	756
*	El Pollo Loco Holdings Inc.	47,424	724
	Marcus Corp.	23,500	668
	Movado Group Inc.	19,703	665
*	Frontier Group Holdings Inc.	114,257	651
*	Knowles Corp.	18,552	634
*	Brinker International Inc.	2,700	617
*	Liquidity Services Inc.	14,277	595
*	Universal Technical Institute Inc.	26,509	560
*	Genesco Inc.	16,466	551
*	Pursuit Attractions & Hospitality Inc.	11,489	551
	Ford Motor Co.	39,428	550
	OneSpaWorld Holdings Ltd.	21,057	523
*	iHeartMedia Inc. Class A	181,532	494
*	Starz Entertainment Corp.	15,400	408
*	IMAX Corp.	7,710	395
			141,434
Consumer Staples (3.5%)
	CVS Health Corp.	126,503	11,880
*	Monster Beverage Corp.	243,240	11,169
*	Darling Ingredients Inc.	79,762	5,286
	Cardinal Health Inc.	20,901	4,904
	Casey's General Stores Inc.	5,399	4,061
	Bunge Global SA	29,659	3,447
	Coca-Cola Consolidated Inc.	17,211	3,366
	Altria Group Inc.	39,842	2,728
	Andersons Inc.	37,984	2,464
	Coca-Cola Co.	27,704	2,456
*	US Foods Holding Corp.	18,600	1,950
	Archer-Daniels-Midland Co.	23,356	1,899
*	Vita Coco Co. Inc.	27,729	1,628
*	Guardian Pharmacy Services Inc. Class A	42,721	1,584
	Oil-Dri Corp. of America	15,989	1,439
*	Seneca Foods Corp. Class A	6,646	1,318
	Ingles Markets Inc. Class A	14,715	1,204
*	United Natural Foods Inc.	27,359	1,200
*	Mama's Creations Inc.	70,687	1,147
*	Westrock Coffee Co.	108,550	846
	Spectrum Brands Holdings Inc.	9,159	790
	Edgewell Personal Care Co.	14,200	408
			67,174
Energy (12.2%)
	Marathon Petroleum Corp.	50,370	18,804
	Valero Energy Corp.	51,576	18,512
	Phillips 66	69,228	17,070

		Shares	Market Value ($000)
	EOG Resources Inc.	92,278	13,377
	ExxonMobil Holdings Corp.	68,579	11,038
	SLB Ltd.	181,767	10,924
	Williams Cos. Inc.	112,448	8,439
	HF Sinclair Corp.	60,036	6,100
	TechnipFMC plc	74,444	5,818
	Targa Resources Corp.	18,085	5,311
	APA Corp.	121,137	5,227
	Noble Corp. plc	104,951	4,810
	ONEOK Inc.	47,902	4,599
*	Transocean Ltd. (XNYS)	777,110	4,515
	Permian Resources Corp. Class A	191,971	4,471
	Ovintiv Inc. (XNYS)	67,255	4,415
	Antero Midstream Corp.	195,210	4,377
	Halliburton Co.	116,629	4,298
*	Calumet Inc.	79,311	3,944
*	National Energy Services Reunited Corp.	111,622	3,919
*	Forum Energy Technologies Inc.	45,209	3,706
	Diamondback Energy Inc.	17,752	3,559
	Delek US Holdings Inc.	47,036	3,497
	DT Midstream Inc.	26,402	3,459
	Helmerich & Payne Inc.	77,383	3,372
	PBF Energy Inc. Class A	43,367	3,165
*	Par Pacific Holdings Inc.	39,595	3,164
	Archrock Inc.	100,254	3,160
*	Nabors Industries Ltd. (XNYS)	33,408	3,128
	Patterson-UTI Energy Inc.	231,626	2,928
	W&T Offshore Inc.	786,674	2,919
	Texas Pacific Land Corp.	7,674	2,873
*	Talos Energy Inc.	161,122	2,781
	Select Water Solutions Inc.	121,322	2,366
	Kinder Morgan Inc.	72,071	2,324
	Kodiak Gas Services Inc.	38,961	2,290
*	Green Plains Inc.	157,159	2,271
	NOV Inc.	99,434	2,117
*	REX American Resources Corp.	48,016	1,972
*	ProPetro Holding Corp.	171,097	1,944
	Liberty Energy Inc.	87,936	1,733
*	FuelCell Energy Inc.	96,717	1,666
	Solaris Energy Infrastructure Inc.	30,876	1,568
*	TETRA Technologies Inc.	205,263	1,416
	World Kinect Corp.	38,700	1,383
	VAALCO Energy Inc.	229,047	1,360
	SM Energy Co.	36,100	1,342
*	Oceaneering International Inc.	23,491	1,216
*	Oil States International Inc.	132,668	1,170
*,1	New Era Energy & Digital Inc.	233,080	1,106
*	Flotek Industries Inc.	42,996	1,020
*	NPK International Inc.	46,753	621
	Riley Exploration Permian Inc.	14,300	558
*	Helix Energy Solutions Group Inc.	43,476	448
*	Seadrill Ltd.	8,920	435
*	Shoals Technologies Group Inc. Class A	46	—
*,1	T1 Energy Inc.	32	—
			234,005
Financials (8.0%)
	Bank of New York Mellon Corp.	85,086	13,723
	Travelers Cos. Inc.	25,355	9,278
	US Bancorp	130,176	8,016
	PNC Financial Services Group Inc.	26,619	6,379
	Morgan Stanley	29,758	6,348
	Citigroup Inc. (XNYS)	38,545	5,073
	RenaissanceRe Holdings Ltd.	13,163	4,313
*	StoneX Group Inc.	62,592	4,286
	Allstate Corp.	14,692	3,788
	FirstCash Holdings Inc.	17,039	3,654
*	Encore Capital Group Inc.	32,144	3,118
	Globe Life Inc.	17,703	3,057
	Franklin Templeton Inc.	88,455	3,021

		Shares	Market Value ($000)
	Popular Inc.	17,446	2,934
	Cullen / Frost Bankers Inc.	18,100	2,912
	Invesco Ltd.	88,787	2,910
	Chubb Ltd.	7,736	2,619
	Acadian Asset Management Inc.	27,141	2,557
	Valley National Bancorp	170,752	2,329
	United Bankshares Inc.	49,219	2,320
	Goldman Sachs Group Inc. (XNYS)	2,222	2,280
*	Riot Platforms Inc.	118,999	2,260
	TFS Financial Corp.	125,732	2,197
	Five Star Bancorp	41,513	1,902
*	Enova International Inc.	8,382	1,900
	Central BanCo Inc.	59,013	1,895
	WSFS Financial Corp.	23,600	1,828
	Hamilton Insurance Group Ltd. Class B	48,883	1,719
	Tompkins Financial Corp.	17,145	1,665
	Interactive Brokers Group Inc. Class A	17,015	1,655
	Origin Bancorp Inc.	28,892	1,535
*	Compass Diversified Holdings	127,605	1,475
	Citizens Financial Group Inc.	20,460	1,409
	Universal Insurance Holdings Inc.	32,748	1,408
	Amalgamated Financial Corp.	29,143	1,401
	Red River Bancshares Inc.	13,843	1,385
	Assurant Inc.	4,900	1,381
*	Oscar Health Inc. Class A	45,887	1,375
*	Dave Inc.	3,816	1,372
	Ameris Bancorp	16,017	1,349
	Marex Group Ltd.	17,087	1,238
	Dime Community Bancshares Inc.	29,633	1,197
	Eagle Bancorp Inc.	43,761	1,194
	Univest Financial Corp.	28,640	1,189
	TrustCo Bank Corp. NY	20,329	1,153
	Alerus Financial Corp.	34,927	1,149
	Metropolitan Bank Holding Corp.	12,523	1,137
	Carter Bankshares Inc.	36,199	1,131
	Bread Financial Holdings Inc.	10,702	1,118
	Midland States Bancorp Inc.	30,018	984
	Jackson Financial Inc. Class A	7,231	965
	Arrow Financial Corp.	25,265	953
	1st Source Corp.	11,000	942
	United Fire Group Inc.	16,526	890
	Merchants Bancorp	16,562	872
	State Street Corp.	4,544	870
	Peoples Bancorp Inc.	21,300	839
	Voya Financial Inc.	8,080	819
	Pelagos Insurance Capital Ltd.	33,400	815
	Bankwell Financial Group Inc.	11,356	747
	Bladex Inc.	12,043	649
	Northern Trust Corp.	3,474	645
	Community Trust Bancorp Inc.	7,600	579
	First Financial Corp.	7,000	548
	Peapack-Gladstone Financial Corp.	11,500	513
	Capitol Federal Financial Inc.	57,500	495
	Bank First Corp.	3,258	491
	Abacus Global Management Inc.	47,208	453
	CNB Financial Corp.	13,200	446
	Financial Institutions Inc.	10,100	409
	Principal Financial Group Inc.	3,548	391
	First BanCorp (XNYS)	13,702	382
	First Financial Bancorp	11,600	379
	Fifth Third Bancorp	6,936	373
*	BRC Group Holdings Inc.	68	—
*	REalloys Inc.	24	—
			152,981
Health Care (22.1%)
	Johnson & Johnson	53,524	14,229
	Merck & Co. Inc.	94,731	13,997
	Eli Lilly & Co.	8,726	10,094
	UnitedHealth Group Inc.	23,599	9,190

		Shares	Market Value ($000)
*	Moderna Inc.	59,822	8,395
*	Roivant Sciences Ltd.	179,858	6,230
*	Revolution Medicines Inc.	30,210	6,210
*	Jazz Pharmaceuticals plc	20,891	5,237
*	Krystal Biotech Inc.	14,433	5,187
*	TG Therapeutics Inc.	95,512	5,186
*	Protagonist Therapeutics Inc.	34,971	5,167
*,1	ImmunityBio Inc.	620,375	4,932
*	Guardant Health Inc.	30,522	4,854
*	DaVita Inc.	27,566	4,852
*,1	Omeros Corp.	257,815	4,844
*	Amylyx Pharmaceuticals Inc.	140,610	4,746
	Royalty Pharma plc Class A	74,775	4,592
*	Arrowhead Pharmaceuticals Inc.	55,454	4,569
*	Centene Corp.	70,312	4,524
	Amgen Inc.	10,486	4,508
*	BrightSpring Health Services Inc.	76,228	4,452
*	Alkermes plc	88,351	4,152
	AbbVie Inc.	15,216	3,902
*,1	SELLAS Life Sciences Group Inc.	291,268	3,885
*	Praxis Precision Medicines Inc.	11,024	3,862
*	Kymera Therapeutics Inc.	31,940	3,795
*	10X Genomics Inc. Class A	58,441	3,650
*	Oruka Therapeutics Inc.	39,118	3,623
	Bristol-Myers Squibb Co.	53,983	3,607
*	Eton Pharmaceuticals Inc.	58,839	3,556
*	Spyre Therapeutics Inc.	39,212	3,503
*	Climb Bio Inc.	246,832	3,389
*	Definium Therapeutics Inc.	84,158	3,343
*	Axogen Inc.	65,187	3,309
*	Relay Therapeutics Inc.	179,484	3,299
*	Iovance Biotherapeutics Inc.	399,147	3,261
*	Rapport Therapeutics Inc.	65,107	3,169
*	Inhibrx Biosciences Inc.	24,867	3,151
*	PACS Group Inc.	74,245	3,141
*	Arcus Biosciences Inc.	105,721	3,095
*	Palvella Therapeutics Inc.	20,230	3,087
*	Butterfly Network Inc.	389,918	3,076
*	CG oncology Inc.	40,850	3,070
	Viatris Inc.	185,360	3,060
*	Illumina Inc.	14,112	3,015
*	Travere Therapeutics Inc.	45,130	2,991
	Humana Inc.	7,661	2,936
*	Twist Bioscience Corp.	21,044	2,925
*	Halozyme Therapeutics Inc.	27,278	2,905
*	AnaptysBio Inc.	50,176	2,862
*	Cytokinetics Inc.	40,097	2,843
*	Erasca Inc.	158,039	2,826
	National HealthCare Corp.	12,989	2,812
*	Axsome Therapeutics Inc.	14,131	2,805
*,1	Pulse Biosciences Inc.	55,661	2,801
	West Pharmaceutical Services Inc.	8,200	2,797
*	Dianthus Therapeutics Inc.	25,972	2,743
*	Kiniksa Pharmaceuticals International plc	34,693	2,728
*	Glaukos Corp.	15,107	2,713
*	Enliven Therapeutics Inc.	46,776	2,708
*	Edgewise Therapeutics Inc.	64,383	2,689
*	Immix Biopharma Inc.	190,280	2,670
*	Liquidia Corp.	39,128	2,667
*	Absci Corp.	294,370	2,661
*	Alumis Inc.	121,759	2,656
*	Biogen Inc.	11,801	2,557
*	MBX Biosciences Inc.	41,490	2,556
	Bruker Corp.	44,000	2,552
*	Cullinan Therapeutics Inc.	113,167	2,498
*	Precigen Inc.	358,357	2,483
*	Vaxcyte Inc.	40,552	2,463
*	United Therapeutics Corp.	4,802	2,451
*	Trevi Therapeutics Inc.	146,689	2,435
*	Molina Healthcare Inc.	12,128	2,411

		Shares	Market Value ($000)
*	Jade Biosciences Inc.	110,165	2,353
*	Immunovant Inc.	55,597	2,269
*	Tango Therapeutics Inc.	98,315	2,245
*	Ironwood Pharmaceuticals Inc.	514,755	2,188
*	Corvus Pharmaceuticals Inc.	155,082	2,177
*	Indivior Pharmaceuticals Inc.	61,246	2,139
*	Brookdale Senior Living Inc.	179,666	2,118
*	Natera Inc.	6,573	2,116
*	Cogent Biosciences Inc.	57,790	2,023
*	Alto Neuroscience Inc.	56,726	2,007
*	Replimune Group Inc.	129,541	1,982
*	Shattuck Labs Inc.	282,326	1,979
*	UroGen Pharma Ltd.	45,804	1,974
*	agilon health Inc.	22,363	1,965
*	Aclaris Therapeutics Inc.	321,480	1,945
*	Annexon Inc.	381,130	1,883
*	Kodiak Sciences Inc.	50,281	1,878
*	Starling Oncology Inc.	316,217	1,869
*	Septerna Inc.	48,264	1,841
*	Taysha Gene Therapies Inc.	322,641	1,836
*	Maravai LifeSciences Holdings Inc. Class A	239,807	1,832
*	Mirum Pharmaceuticals Inc.	18,291	1,793
*	Allogene Therapeutics Inc.	882,910	1,766
*	CareDx Inc.	34,662	1,737
*	Ascendis Pharma A/S	6,536	1,719
*	Anteris Technologies Global Corp.	197,202	1,698
*	Elanco Animal Health Inc. (XNYS)	70,678	1,691
*	Incyte Corp.	12,933	1,594
*	Monte Rosa Therapeutics Inc.	113,564	1,583
*	Vir Biotechnology Inc.	141,580	1,549
*	Rezolute Inc.	328,494	1,541
*	Astrana Health Inc.	40,222	1,533
*	Cabaletta Bio Inc.	485,055	1,508
*	Hinge Health Inc. Class A	16,226	1,502
*	C4 Therapeutics Inc.	402,767	1,494
*	Adaptive Biotechnologies Corp.	59,751	1,489
*	Corcept Therapeutics Inc.	12,800	1,451
*	Tactile Systems Technology Inc.	62,386	1,434
*	Tyra Biosciences Inc.	57,079	1,429
*	Sutro Biopharma Inc.	69,761	1,412
*	4D Molecular Therapeutics Inc.	98,955	1,396
*	Clover Health Investments Corp.	333,347	1,383
*	AMN Healthcare Services Inc.	38,901	1,334
*	Fortrea Holdings Inc.	72,482	1,331
*,1	Achieve Life Sciences Inc.	166,294	1,320
	Concentra Group Holdings Parent Inc.	39,112	1,320
*	Solid Biosciences Inc.	133,743	1,281
*	Candel Therapeutics Inc.	97,719	1,277
*	Denali Therapeutics Inc.	52,680	1,252
*	Immunome Inc.	44,285	1,214
*	BioAge Labs Inc.	126,240	1,199
*	Relmada Therapeutics Inc.	274,174	1,195
*	Zentalis Pharmaceuticals Inc.	315,167	1,185
*	Ovid therapeutics Inc.	440,411	1,176
*	Artiva Biotherapeutics Inc.	103,720	1,172
*	Damora Therapeutics Inc.	41,532	1,170
*	Lexicon Pharmaceuticals Inc.	507,887	1,143
*	LifeStance Health Group Inc.	92,318	1,141
*	ArriVent Biopharma Inc.	37,104	1,115
*	Cerus Corp.	421,234	1,112
*	Bridgebio Pharma Inc.	14,452	1,107
*	Design Therapeutics Inc.	73,299	1,106
*	NeoGenomics Inc.	60,760	1,088
*	Aurinia Pharmaceuticals Inc.	67,219	1,083
*	Ligand Pharmaceuticals Inc.	3,785	1,075
*	Pediatrix Medical Group Inc.	39,639	1,040
*	PTC Therapeutics Inc.	14,769	1,027
*	Savara Inc.	183,606	990
*	Monopar Therapeutics Inc.	8,802	985
*	Nektar Therapeutics	12,679	905

		Shares	Market Value ($000)
*	MacroGenics Inc.	219,190	875
*	Avalo Therapeutics Inc.	44,584	862
*	Xenon Pharmaceuticals Inc.	14,146	852
*	Dyne Therapeutics Inc.	32,943	838
*	Stoke Therapeutics Inc.	25,172	785
*,1	Greenwich Lifesciences Inc.	52,421	784
*	Bicara Therapeutics Inc.	33,515	775
*	Zymeworks Inc.	26,119	768
*	Tectonic Therapeutic Inc.	25,550	765
*	Zenas Biopharma Inc.	22,600	730
*	Amneal Pharmaceuticals Inc.	40,725	711
*	Acadia Healthcare Co. Inc.	25,096	692
*	Pennant Group Inc.	18,784	690
*	Healthcare Services Group Inc.	31,273	688
*	Sonida Senior Living Inc.	18,200	682
*	Neurogene Inc.	18,200	660
*	Kyverna Therapeutics Inc.	73,493	623
*	Bioventus Inc. Class A	45,064	615
*	Enanta Pharmaceuticals Inc.	42,000	560
*	Tenax Therapeutics Inc.	285,799	526
*	Alignment Healthcare Inc.	39,008	523
*	Palisade Bio Inc.	251,856	491
*	Arcutis Biotherapeutics Inc.	19,935	478
*	Exelixis Inc.	8,500	464
	iRadimed Corp.	5,320	460
*	Zevra Therapeutics Inc.	39,128	459
*	Neogen Corp.	39,592	458
*	Nurix Therapeutics Inc.	17,600	454
*	Scholar Rock Holding Corp.	7,840	445
*	Veracyte Inc.	8,800	380
*	Establishment Labs Holdings Inc.	5,204	361
*	ClearPoint Neuro Inc.	22,060	334
*	Puma Biotechnology Inc.	15,820	144
*	Sionna Therapeutics Inc.	22,319	135
*	Intellia Therapeutics Inc.	73	1
*	Karyopharm Therapeutics Inc.	75	—
			423,871
Industrials (17.3%)
	FedEx Corp.	41,250	13,505
	GE Vernova Inc.	14,050	12,624
	Caterpillar Inc. (XNYS)	15,246	12,158
	CSX Corp.	236,707	11,956
	Howmet Aerospace Inc.	47,890	11,731
	Quanta Services Inc.	16,151	9,805
	Union Pacific Corp.	28,800	8,659
	Cummins Inc.	13,675	7,718
	Johnson Controls International plc	54,841	7,581
	JB Hunt Transport Services Inc.	22,038	5,850
	CH Robinson Worldwide Inc.	36,366	5,443
	United Rentals Inc.	5,162	5,358
*	ATI Inc.	23,954	4,891
	Parker-Hannifin Corp.	4,700	4,603
	General Dynamics Corp.	12,102	4,494
	MKS Inc.	17,087	4,378
*	XPO Inc.	22,169	4,301
*	Sterling Infrastructure Inc.	8,709	4,094
*	Bloom Energy Corp. Class A	19,676	4,059
	Ryder System Inc.	15,649	3,826
	Deere & Co.	5,722	3,747
*	Planet Labs PBC	186,506	3,702
	Nordson Corp.	11,208	3,606
	International Seaways Inc.	34,695	3,422
	Littelfuse Inc.	7,963	3,282
	Nordic American Tankers Ltd.	466,734	3,188
	Argan Inc.	7,281	3,094
*	Modine Manufacturing Co.	17,112	3,053
*	Dycom Industries Inc.	10,303	3,000
*	Vicor Corp.	15,494	2,908
	Comfort Systems USA Inc.	1,866	2,884

		Shares	Market Value ($000)
	Dorian LPG Ltd.	55,532	2,779
	Kforce Inc.	47,343	2,726
	DHT Holdings Inc.	138,441	2,713
	ArcBest Corp.	19,633	2,709
	Curtiss-Wright Corp.	4,650	2,709
*	Keysight Technologies Inc.	8,293	2,676
	Woodward Inc.	7,870	2,674
*	Target Hospitality Corp.	143,548	2,659
*	Saia Inc.	7,296	2,591
	MSC Industrial Direct Co. Inc. Class A	21,758	2,587
*	MasTec Inc.	10,718	2,570
	Scorpio Tankers Inc.	31,537	2,487
	Toro Co.	25,337	2,478
	Watts Water Technologies Inc. Class A	6,770	2,476
	Cognex Corp.	40,266	2,455
	RTX Corp.	11,593	2,408
	Powell Industries Inc.	13,223	2,377
*	Vestis Corp.	189,655	2,373
*	Kirby Corp.	16,400	2,326
*	Cimpress plc	25,218	2,247
	Myers Industries Inc.	69,410	2,227
*	Teledyne Technologies Inc.	3,628	2,224
*	Frequency Electronics Inc.	36,656	2,209
	Schneider National Inc. Class B	63,694	2,198
	Teekay Tankers Ltd. Class A	24,444	2,191
	Werner Enterprises Inc.	55,230	2,164
	Allient Inc.	22,999	2,162
	Ralliant Corp.	34,889	2,154
*	RXO Inc.	98,490	2,093
	Bel Fuse Inc. Class B	8,353	2,082
*	Vishay Precision Group Inc.	33,637	2,079
*	Astronics Corp.	28,094	2,070
	Landstar System Inc.	11,170	2,018
	ESCO Technologies Inc.	7,338	2,003
*	CECO Environmental Corp.	27,625	1,967
	WESCO International Inc.	5,605	1,908
*	LightPath Technologies Inc. Class A	188,659	1,898
	Knight-Swift Transportation Holdings Inc.	27,391	1,877
*	IES Holdings Inc.	6,124	1,856
	EnerSys	9,750	1,793
	Valmont Industries Inc.	3,792	1,781
*	CryoPort Inc.	109,993	1,760
	Marten Transport Ltd.	122,036	1,760
*	Generac Holdings Inc.	9,477	1,757
	UL Solutions Inc. Class A	22,952	1,710
	DuPont de Nemours Inc.	12,289	1,654
*	Ducommun Inc.	9,425	1,616
	ManpowerGroup Inc.	25,500	1,605
	Expeditors International of Washington Inc.	8,178	1,551
	Teekay Corp. Ltd.	114,718	1,510
	Rockwell Automation Inc.	3,495	1,483
	WW Grainger Inc.	1,105	1,447
	nVent Electric plc	9,407	1,418
	Bel Fuse Inc. Class A	6,919	1,417
	Flowserve Corp.	17,152	1,357
*	Hyliion Holdings Corp.	390,292	1,354
	AAON Inc.	17,621	1,339
*	Atlanticus Holdings Corp.	14,414	1,304
*	Graham Corp.	14,505	1,265
*	Babcock & Wilcox Enterprises Inc.	167,121	1,260
*	AAR Corp.	9,588	1,240
	Moog Inc. Class A	3,311	1,230
	AZZ Inc.	8,288	1,137
	Preformed Line Products Co.	2,793	1,120
	Covenant Logistics Group Inc.	30,349	1,073
	Helios Technologies Inc.	14,493	1,058
*	M-Tron Industries Inc.	13,406	1,021
	Sensata Technologies Holding plc	23,267	955
	Safe Bulkers Inc.	106,297	917
*	Proto Labs Inc.	11,329	907

		Shares	Market Value ($000)
*,1	Energous Corp.	78,630	871
*	MYR Group Inc.	2,909	848
*	Everus Construction Group Inc.	7,369	848
*	Sezzle Inc.	7,016	846
	Heartland Express Inc.	68,248	844
	Douglas Dynamics Inc.	19,539	802
	Ardmore Shipping Corp.	45,652	794
	Enpro Inc.	2,623	777
*	CoreCivic Inc.	23,300	774
	Park Aerospace Corp.	23,699	771
*	RF Industries Ltd.	72,989	769
	Old Dominion Freight Line Inc.	3,678	735
*	Paysign Inc.	59,000	735
	Gorman-Rupp Co.	8,972	676
*	Custom Truck One Source Inc.	72,141	664
*,1	Spire Global Inc.	46,260	614
*	DXP Enterprises Inc.	3,065	575
	Deluxe Corp.	24,471	565
	Karat Packaging Inc.	9,984	476
	National Presto Industries Inc.	3,023	459
*	Mayville Engineering Co. Inc.	22,312	432
*	Velo3D Inc.	36,243	432
*	Himalaya Shipping Ltd.	25,222	422
	Regal Rexnord Corp.	2,629	417
	Willis Lease Finance Corp.	5,472	296
	Matson Inc.	1,078	242
	General Electric Co.	77	26
*	API Group Corp.	13	1
*	Ondas Inc.	79	1
*	Rocket Lab Corp.	2	—
			332,831
Real Estate (0.0%)
	HA Sustainable Infrastructure Capital Inc.	15,353	607
Technology (23.7%)
*	Sandisk Corp.	12,795	20,046
	Micron Technology Inc.	18,166	17,416
*	Fortinet Inc.	98,531	16,842
*	Advanced Micro Devices Inc.	33,718	15,872
	Dell Technologies Inc. Class C	33,580	15,313
	Applied Materials Inc.	33,270	15,251
	Western Digital Corp.	32,051	14,441
	Lam Research Corp.	46,602	14,050
	KLA Corp.	79,000	13,861
*	Intel Corp.	152,817	13,679
	Marvell Technology Inc.	63,606	13,463
*	Palo Alto Networks Inc.	34,295	13,105
*	Crowdstrike Holdings Inc. Class A	55,973	12,930
	Corning Inc.	82,157	12,219
	Vertiv Holdings Co. Class A	45,878	11,870
	Texas Instruments Inc.	32,316	8,432
	Apple Inc.	25,900	8,206
	Analog Devices Inc.	21,714	7,864
*	Snowflake Inc.	21,600	7,159
*	SiTime Corp.	8,759	4,953
*	DigitalOcean Holdings Inc.	42,418	4,695
	Hewlett Packard Enterprise Co.	88,720	4,635
*	Sanmina Corp.	22,565	4,439
*	Okta Inc.	24,464	4,233
*	Hut 8 Corp.	53,681	4,222
*	Datadog Inc. Class A	16,929	4,013
*	Astera Labs Inc.	13,439	3,991
*	Akamai Technologies Inc.	35,888	3,898
*	Flex Ltd.	34,912	3,814
	Alphabet Inc. Class C	11,301	3,790
*	Credo Technology Group Holding Ltd.	16,649	3,766
	Teradyne Inc.	10,677	3,735
*	JFrog Ltd.	36,796	3,682
*	FormFactor Inc.	36,494	3,672

		Shares	Market Value ($000)
*	TTM Technologies Inc.	30,763	3,658
*	Cipher Digital Inc.	235,926	3,657
*	Fastly Inc. Class A	155,504	3,544
*,1	Terawulf Inc.	222,297	3,363
	Monolithic Power Systems Inc.	2,591	3,285
*	MACOM Technology Solutions Holdings Inc.	12,322	3,251
*	Cohu Inc.	69,892	3,222
*	Onto Innovation Inc.	12,049	3,220
*	Lattice Semiconductor Corp.	27,707	3,196
*	AXT Inc.	50,907	3,085
*	Aehr Test Systems	38,858	3,080
	Amkor Technology Inc.	64,416	3,047
	Ingram Micro Holding Corp.	105,236	2,965
*	Twilio Inc. Class A	12,491	2,943
	Advanced Energy Industries Inc.	10,361	2,869
*	Coherent Corp.	10,304	2,863
*	ACM Research Inc. Class A	39,230	2,857
*	Kopin Corp.	619,714	2,752
	Jabil Inc.	8,590	2,622
	A10 Networks Inc.	102,996	2,615
*	Semtech Corp.	19,558	2,600
	RingCentral Inc. Class A	36,895	2,569
	TD SYNNEX Corp.	10,018	2,533
*	Bandwidth Inc. Class A	50,922	2,466
	Avnet Inc.	26,444	2,368
*	Arrow Electronics Inc.	11,564	2,364
	Kulicke & Soffa Industries Inc.	28,983	2,320
*	MaxLinear Inc.	38,085	2,282
	Entegris Inc.	16,559	2,240
*	Ultra Clean Holdings Inc.	31,541	2,139
*	Digital Turbine Inc.	197,671	2,127
*	Navitas Semiconductor Corp.	183,515	2,127
	Clear Secure Inc. Class A	47,841	2,112
*	Core Scientific Inc.	129,579	2,112
*	Mitek Systems Inc.	111,329	2,055
*,1	Rackspace Technology Inc.	652,864	2,043
	GLOBALFOUNDRIES Inc.	45,593	2,038
*	Allegro MicroSystems Inc.	55,533	2,013
*	Ichor Holdings Ltd.	36,724	1,967
	Adeia Inc.	69,265	1,748
*	Everspin Technologies Inc.	104,884	1,704
*	ON Semiconductor Corp.	22,153	1,641
*	Backblaze Inc. Class A	111,176	1,571
*	nLight Inc.	37,043	1,566
*	Keel Infrastructure Corp.	494,707	1,558
*	Arteris Inc.	68,338	1,495
	Benchmark Electronics Inc.	21,242	1,493
*,1	Brand Engagement Network Inc.	124,188	1,398
	Methode Electronics Inc.	75,366	1,374
*,1	Syntec Optics Holdings Inc.	160,447	1,314
*	Consensus Cloud Solutions Inc.	33,682	1,288
*	Xometry Inc. Class A	13,352	1,238
*	One Stop Systems Inc.	114,138	1,189
*	PDF Solutions Inc.	26,477	1,178
*	Cloudflare Inc. Class A	3,709	1,132
	Vishay Intertechnology Inc.	36,055	1,097
*,1	Atomera Inc.	257,061	1,069
	Amphenol Corp. Class A	6,390	1,013
*	Ambiq Micro Inc.	16,411	957
*	F5 Inc.	2,189	891
*	Diodes Inc.	9,799	890
	CTS Corp.	14,107	797
*	NetScout Systems Inc.	19,748	767
*	Innodata Inc.	12,722	718
	NVE Corp.	6,546	655
*	Amtech Systems Inc.	43,840	641
*	Axcelis Technologies Inc.	5,263	607
*	Penguin Solutions Inc.	12,008	589
*	Ziff Davis Inc.	9,611	530
*	Diebold Nixdorf Inc.	6,203	421

		Shares	Market Value ($000)
*	PubMatic Inc. Class A	24,500	407
	Power Integrations Inc.	7,476	384
*	CEVA Inc.	13,676	370
*	Plexus Corp.	1,526	365
*,1	IREN Ltd.	4,428	164
*	Ouster Inc.	68	2
*	Soluna Holdings Inc.	50	—
			454,347
Telecommunications (2.8%)
	Cisco Systems Inc.	87,304	9,646
	Millicom International Cellular SA	87,326	8,188
*	Viasat Inc.	76,356	5,136
*	Lumentum Holdings Inc.	5,591	5,114
*	Applied Optoelectronics Inc.	44,338	4,775
*	Viavi Solutions Inc.	123,334	4,476
*	Ciena Corp.	10,627	4,068
*	Anterix Inc.	33,044	3,003
*	Lightwave Logic Inc.	340,107	1,847
*	Ooma Inc.	78,254	1,772
*	EchoStar Corp. Class A	19,548	1,690
*	Vistance Networks Inc.	176,186	1,112
*	Liberty Latin America Ltd. Class C	98,800	845
*	Digi International Inc.	10,413	780
*	Arista Networks Inc.	3,060	599
*	Uniti Group Inc.	43,424	431
*	Extreme Networks Inc.	12,633	284
*	Lantronix Inc.	74	—
			53,766
Utilities (0.1%)
*	Clean Harbors Inc.	4,300	1,356
	Excelerate Energy Inc. Class A	14,511	575
			1,931
Total Common Stocks (Cost $1,603,497)			1,914,578
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[2,3]	Vanguard Market Liquidity Fund, 3.731% (Cost $26,769)	267,714	26,769
Total Investments (101.2%) (Cost $1,630,266)			1,941,347
Other Assets and Liabilities—Net (-1.2%)			(22,585)
Net Assets (100%)			1,918,762
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,009.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $23,723 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	17	2,515	(53)
E-mini S&P 500 Index	September 2026	4	1,540	(5)
				(58)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.